Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before income taxes, Israel	$ 7,486	$ 5,565	$ 9,339
Income before income taxes, foreign jurisdictions	5,419	1,717	2,520
Income before income taxes	12,905	7,282	11,859
Current taxes, Israel	1,281	1,260	1,732
Current taxes, foreign jurisdictions	1,192	506	611
Current taxes	2,473	1,766	2,343
Current tax (benefits) expenses relating to prior years, Israel	(10)	50	(17)
Current tax (benefits) expenses relating to prior years, foreign jurisdictions	(147)	(198)	(4)
Current tax (benefits) expenses relating to prior years	(157)	(148)	(21)
Deferred taxes, Israel	174	8	(904)
Deferred taxes, foreign jurisdictions	(126)	(69)	205
Deferred taxes	48	(61)	(699)
Income tax expense	$ 2,364	$ 1,557	$ 1,623